CBRE Global Real Estate Income Fund

Portfolio of Investments (unaudited)

March 31, 2026

Shares		Market value

	Real Estate Securities*- 147.2%

	Common Stock - 139.1%

	Australia - 6.7%

551,090	Charter Hall Group	$7,031,722
1,105,903	Goodman Group	19,344,800
2,514,808	GPT Group (The)	7,802,421
3,941,566	Scentre Group	8,962,583

		43,141,526

	Belgium - 4.3%

278,702	Aedifica SA	22,301,940
193,764	Warehouses De Pauw CVA	4,983,077

		27,285,017

	Canada - 1.7%

176,498	Canadian Apartment Properties REIT	4,491,021
939,900	H&R Real Estate Investment Trust	6,580,074

		11,071,095

	France - 4.4%

224,975	Carmila SA	4,313,382
339,819	Klepierre SA	12,693,780
103,653	Unibail-Rodamco-Westfield	11,333,875

		28,341,037

	Germany - 1.5%

105,598	LEG Immobilien SE	6,825,726
189,168	TAG Immobilien AG	2,929,391

		9,755,117

	Hong Kong - 5.8%

4,706,470	Link REIT	21,622,797
614,000	Sun Hung Kai Properties Ltd.	10,118,211
1,985,210	Swire Properties Ltd.	5,757,975

		37,498,983

	Japan - 11.2%

9,417	Activia Properties, Inc.	8,275,169
7,321	AEON REIT Investment Corp.	5,738,442
8,994	KDX Realty Investment Corp.	9,079,366
10,619	LaSalle Logiport REIT	9,898,785
115,100	Mitsubishi Estate Co. Ltd.	3,126,200
1,681,100	Mitsui Fudosan Co. Ltd.	17,493,626
4,385	Orix JREIT, Inc.	2,651,562
420,000	Sumitomo Realty & Development Co. Ltd.	11,594,946
180,300	Tokyo Tatemono Co. Ltd.	4,065,222

		71,923,318

	Singapore - 4.2%

1,542,600	CapitaLand Ascendas REIT	2,953,317
13,702,944	CapitaLand China Trust	6,797,569
4,325,500	CapitaLand Integrated Commercial Trust	7,677,708
1,187,100	CapitaLand Investment Ltd.	2,502,742
408,400	City Developments Ltd.	2,598,895
5,878,600	Frasers Logistics & Commercial Trust	4,078,089

		26,608,320

	Sweden - 2.0%

1,109,753	Castellum AB	12,680,395

Shares		Market value

	United Kingdom - 5.6%

2,598,836	Land Securities Group PLC	$18,951,845
2,079,232	LondonMetric Property PLC	4,976,535
829,603	Safestore Holdings PLC	6,941,438
2,696,061	Tritax Big Box REIT PLC	5,023,650

		35,893,468

	United States - 91.7%

178,107	Alexandria Real Estate Equities, Inc.	8,267,727
209,073	American Tower Corp.	36,081,818
600,397	Americold Realty Trust, Inc.	6,880,550
132,817	AvalonBay Communities, Inc.	21,695,657
395,606	Brixmor Property Group, Inc.	11,393,453
469,259	Broadstone Net Lease, Inc., Class A	8,573,362
185,460	Crown Castle, Inc.	15,079,753
659,781	CubeSmart	24,180,974
83,082	EastGroup Properties, Inc.	15,377,647
640,539	Empire State Realty Trust, Inc., Class A	3,330,803
68,674	Equinix, Inc.	67,317,002
315,862	Essential Properties Realty Trust, Inc.	9,589,570
31,700	Essex Property Trust, Inc.	7,671,400
194,962	Extra Space Storage, Inc.	25,565,367
94,074	Federal Realty Investment Trust	9,991,600
253,344	First Industrial Realty Trust, Inc.	14,655,950
219,124	Gaming and Leisure Properties, Inc.	9,722,532
154,564	Getty Realty Corp.	4,915,135
767,475	Healthpeak Properties, Inc.	12,609,614
418,300	Independence Realty Trust, Inc.	6,228,487
435,438	Invitation Homes, Inc.	10,820,634
119,996	Iron Mountain, Inc.	12,256,392
171,316	Lineage, Inc.	5,612,312
696,892	Piedmont Realty Trust, Inc. (a)	4,578,580
58,179	Prologis, Inc.	7,690,100
126,830	Regency Centers Corp.	9,595,958
572,115	Rexford Industrial Realty, Inc.	18,725,324
181,377	Simon Property Group, Inc.	33,832,252
353,181	STAG Industrial, Inc.	12,735,707
262,148	Sun Communities, Inc.	33,020,162
1,408,200	Sunstone Hotel Investors, Inc.	12,687,882
210,642	Ventas, Inc.	17,226,303
772,448	VICI Properties, Inc.	21,103,279
137,828	Vornado Realty Trust	3,582,150
339,302	Welltower, Inc.	67,083,398

		589,678,834

	Total Common Stock (cost $1,125,087,595)	893,877,110

	Preferred Stock - 8.1%

	United States - 8.1%

245,403	Digital Realty Trust, Inc., Series J, 5.250%	4,971,865
301,100	Digital Realty Trust, Inc., Series L, 5.200%	5,841,340
282,200	Federal Realty Investment Trust, Series C, 5.000%	5,443,638
383,644	Pebblebrook Hotel Trust, Series E, 6.375%	7,369,801
541,950	Pebblebrook Hotel Trust, Series F, 6.300%	10,459,635
262,125	Pebblebrook Hotel Trust, Series G, 6.375%	5,085,225
143,517	Rexford Industrial Realty, Inc., Series B, 5.875%	3,102,120
287,077	Summit Hotel Properties, Inc., Series E, 6.250%	4,980,786
265,000	Sunstone Hotel Investors, Inc., Series H, 6.125%	5,111,850

	Total Preferred Stock (cost $61,743,975)	52,366,260

See previously submitted notes to financial statements for the annual period ended December 31, 2025.

CBRE Global Real Estate Income Fund

Portfolio of Investments (unaudited) continued

March 31, 2026

Shares		Market value

	Right - 0.0%

	Singapore - 0.0%

43,192	CapitaLand Ascendas REIT, expires 04/20/26(a) (cost $0)	$4,017

	Total Investments - 147.2% (cost $1,186,831,570)	946,247,387

	Liabilities in Excess of Other Assets - (47.2)%	(303,444,992)

	Net Assets - 100.0%	$642,802,395

*	Includes U.S. Real Estate Investment Trusts (“REIT”) and Real Estate Operating Companies (“REOC”) as well as entities similarly formed under the laws of non-U.S. countries.
(a)	Non-income producing security.

See previously submitted notes to financial statements for the annual period ended December 31, 2025.

CBRE Global Real Estate Income Fund

Portfolio of Investments (unaudited) concluded

March 31, 2026

Securities Valuation

The following is a summary of various inputs used in determining the value of the Trust’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of inputs used as of March 31, 2026.

Assets	Level 1	Level 2	Level 3	Total

INVESTMENT IN REAL ESTATE SECURITIES

Common Stock
Australia	$43,141,526	$–	$–	$43,141,526
Belgium	27,285,017	–	–	27,285,017
Canada	11,071,095	–	–	11,071,095
France	28,341,037	–	–	28,341,037
Germany	9,755,117	–	–	9,755,117
Hong Kong	37,498,983	–	–	37,498,983
Japan	71,923,318	–	–	71,923,318
Singapore	26,608,320	–	–	26,608,320
Sweden	12,680,395	–	–	12,680,395
United Kingdom	35,893,468	–	–	35,893,468
United States	589,678,834	–	–	589,678,834

Total Common Stock	893,877,110	–	–	893,877,110

Preferred Stock
United States	52,366,260	–	–	52,366,260
Right
Singapore	–	4,017	–	4,017

TOTAL INVESTMENT IN REAL ESTATE SECURITIES	$946,243,370	$4,017	$–	$946,247,387

See previously submitted notes to financial statements for the annual period ended December 31, 2025.